1(212) 318-6275

rachaelschwartz@paulhastings.com

June 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:     The Daily Income Fund (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust. As indicated on the facing page, the Trust proposes that the filing become effective on July 25, 2012, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the Value Line U.S. Government Money Market Fund, Inc. into the Daily Income Fund.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Paul Hastings LLP  |  75 East 55th Street  |  New York, NY 10022

t: +1.212.318.6000  |  www.paulhastings.com